Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement of changes in equity [abstract]
Tax on buyback	$ 264	$ 256
Treasury shares	12,172,119	13,725,712